INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES
17. INVENTORIES

Inventories are as follows:

	At December 31,
	2023	2022
	(€ thousand)
Raw materials	203,247	142,430
Semi-finished goods	229,791	145,459
Finished goods	515,476	386,773
Total inventories	948,514	674,662

The increase in inventories is mainly due to higher car volumes, the start of production of new models and enriched product mix, as well as higher raw materials to protect the Group's delivery plans.

The amount of inventory write-downs recognized as an expense within cost of sales during 2023 was €20,822 thousand (€18,021 thousand in 2022 and €9,392 thousand in 2021).

Changes in the provision for slow moving and obsolete inventories were as follows:

	2023	2022
	(€ thousand)
At January 1,	110,963	102,098
Provision	20,822	18,021
Utilizations and other changes	(8,357)	(9,156)
At December 31,	123,428	110,963